                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008 .

Check here if Amendment [_]; Amendment Number:
                                               -------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:


 /s/ Khalil Barrage       New York, New York         11/12/08
---------------------
    [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                          FORM 13F SUMMARY PAGE Report

Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $412,147
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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FORM 13F INFORMATION TABLE
PERIOD ENDING September 30, 2008

          Column 1                Column 2       Column 3    Column 4          Column 5
                                                               VALUE      SHRS OR   SH/  PUT/
NAME OF ISSUER                TITLE OR CLASS      CUSIP     (x $1,000)    PRN AMT   PRN  CALL
----------------------------  ---------------  -----------  ----------  ----------  ---  ----
ACORDA THERAPEUTICS INC             COM        00484M 90 6        60         2,500       CALL
ACORDA THERAPEUTICS INC             COM        00484M 10 6    57,886     2,427,100   SH
ACUSPHERE INC                       COM        00511R 87 0        70       200,000   SH
ALEXION PHARMACEUTICALS INC         COM        015351 10 9    68,303     1,738,000   SH
ANTIGENICS INC DEL            NOTE 5.250% 2/0  037032 AC 3     2,290     2,290,000   SH
ANTIGENICS INC DEL                  COM        037032 10 9     5,583     3,533,333   SH
AUXILIUM PHARMACEUTICALS INC        COM        05334D 10 7    53,460     1,650,000   SH
BIODEL INC                          COM        09064M 10 5       184        54,890   SH
CREDIT SUISSE GROUP            SPONSORED ADR   225401 10 8     9,656       200,000   SH
CROWN CASTLE INTL CORP              COM        228227 10 4    27,522       950,000   SH
DELTEK INC                          COM        24784L 10 5     5,776       950,000   SH
ELAN PLC                            ADR        284131 20 8    69,783     6,540,100   SH
EXELON CORP                         COM        30161N 10 1     1,566        25,000   SH
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V 10 9     4,277       150,000   SH
GENENTECH INC                     COM NEW      368710 40 6    22,170       250,000   SH
GOLDMAN SACHS GROUP INC             COM        38141G 10 4     9,600        75,000   SH
HECKMAN CORP                        COM        422680 10 8     2,063       250,000   SH
HERBALIFE LTD                   COM USD SHS    G4412G 10 1     2,964        75,000   SH
JARDEN CORP                         COM        471109 10 8    11,725       500,000   SH
LAMAR ADVERTISING CO                CL A       512815 10 1     3,089       100,000   SH
LENDER PROCESSING SVCS INC          COM        52602E 10 2     3,763       123,300   SH
LEXICON PHARMACEUTICALS INC         COM        528872 10 4     6,926     3,891,108   SH
MEMORY PHARMACEUTICALS CORP         COM        58606R 40 3       430     2,250,000   SH
MICROVISION INC DEL                 COM        596087 10 6     1,166       600,858   SH
NITROMED INC                        COM        654798 50 3     2,295     4,989,024   SH
OWEN ILL INC                        COM        690768 40 3     5,145       175,000   SH
PALATIN TECHNOLOGIES INC          COM NEW      696077 30 4       371     2,650,000   SH
PPL CORP                            COM        69351T 10 6    16,659       450,000   SH
PRIMUS TELECOM                      COM        741929 10 3       656     2,850,000   SH
QUALCOMM INC                        COM        747525 10 3     5,371       125,000   SH
SEQUENOM INC                      COM NEW      817337 40 5     5,324       200,000   SH
TRANSITION THERAPUETICS INC       COM NEW      893716 20 9     5,664     1,089,199   SH
ULURU INC                           COM        90403T 10 0       350       350,000   SH